SUPPLEMENTARY CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Supplementary Cash Flow Information Details 1
Schedule of Supplementary Cash Flow Information

	2017	2016	2015
Net change in non-cash working capital items:
Accounts payable and accrued liabilities	$(136,244)	$708,055	$(401,754)
Inventory	(2,564,647)	(40,743)	(234,031)
Amounts due to related parties	1,189	42,007	(34,034)
Current taxes recoverable	(2,828,570)	(1,323,465)	(776,231)
Amounts receivable	(1,584,985)	(354,697)	(480,960)
Prepaid expenses and other assets	(1,671,939)	(114,703)	(150,016)
Current taxes payable	(291,907)	(14,524)	(24,247)
	$(9,077,103)	$(1,098,070)	$(2,101,273)

	2017	2016	2015
Interest paid	$444,947	$470,736	$126,449
Taxes paid	$5,764,634	$3,135,626	$4,574,614
Equipment acquired under finance leases and equipment loans	$1,227,901	$3,452,257	$2,289,128